UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  28-12889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Le Tissier
Title:     Director
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

      /s/  Anthony Le Tissier     Guernsey, Channel Islands     August 08, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $779,886 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-12890                      Longview Partners LP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    79973  4163070 SH       DEFINED 01            3797570        0   365500
BANK OF NEW YORK MELLON CORP   COM              064058100    73266  1936730 SH       DEFINED 01            1760630        0   176100
CISCO SYS INC                  COM              17275R102    70318  3023140 SH       DEFINED 01            2735940        0   287200
CVS CAREMARK CORPORATION       COM              126650100    75409  1905700 SH       DEFINED 01            1705300        0   200400
E M C CORP MASS                COM              268648102    77828  5298050 SH       DEFINED 01            4804550        0   493500
EQUIFAX INC                    COM              294429105    41192  1225230 SH       DEFINED 01            1072930        0   152300
FIDELITY NATL INFORMATION SV   COM              31620M106    76477  2071980 SH       DEFINED 01            1875080        0   196900
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    50158   551970 SH       DEFINED 01             488270        0    63700
MICROSOFT CORP                 COM              594918104    78227  2843600 SH       DEFINED 01            2575000        0   268600
ORACLE CORP                    COM              68389X105    83996  3999790 SH       DEFINED 01            3637190        0   362600
UNITED TECHNOLOGIES CORP       COM              913017109    73042  1183832 SH       DEFINED 01            1071732        0   112100